Stock Based Compensation (Tables)	12 Months Ended
Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Share-based Compensation Arrangements by Share-based Payment Award, Restricted Stock Units, Vested and Expected to Vest [Table Text Block]
	Number of shares	Weighted- Average Grant-Date Fair Value
Unvested at December 31, 2017	338,662	$2.46
Vested	(64,436)	$(2.67)
Forfeited	(154,346)	$(2.67)
Unvested at December 31, 2018	119,880	$2.08
Granted	304,196	$2.72
Unvested at December 31, 2019	424,076	$2.54
Granted	18,000	$2.42
Vested	(15,000)	$2.42
Unvested at December 31, 2020	427,076	2.54

Share-based Payment Arrangement, Expensed and Capitalized, Amount [Table Text Block]
	For the Years Ended December 31,
	2020	2019	2018
Selling and marketing expenses	93,439	92,885	(14,483)
General and administrative expenses	74,911	67,099	-

Total charges (reversals) of share-based compensation expenses	$168,350	$159,984	$(14,483)